Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

(11)     Income taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions. The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2007.

Deferred income taxes are provided for temporary differences between the carrying amounts and tax basis of assets and liabilities. Deferred taxes are classified as current or noncurrent based on the financial statement classification of the related asset or liability giving rise to the temporary difference. For those deferred tax assets or liabilities (such as the tax effect of the net operating loss carryforwards) which do not relate to a financial statement asset or liability, the classification is based on the expected reversal date of the temporary difference.

The income tax provision (benefit) for continuing operations consists of the following at December 31, 2013 and 2012:

	2013	2012
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,116,355)	(2,126,006)
State	(232,525)	(227,883)
Foreign	9,144	12,556
Change in valuation allowance	2,339,736	2,341,333
	$-	$-

The income tax provision (benefit) amounts differ from the amounts computed by applying the United States federal statutory income tax rate of 35% to pretax income (loss) as a result of the following for the years ended December 31, 2013 and 2012:

	2013	2012

Tax expense (benefit) at statutory rate	$(4,184,174)	$(2,176,508)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(297,680)	(159,432)
Non-deductible expenses on extinguishment of Senior Secured Notes	1,912,763	-
Income from foreign subsidiaries	22,746	165,660
Change in valuation allowance - United States	2,348,881	2,301,986
Other	197,464	(131,706)
Income tax expense (benefit)	$-	$-

The tax effects of temporary differences that give rise to the deferred tax assets at December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$22,376,888	$20,147,348
Net operating loss carryforwards - foreign	139,529	148,674
Excess of tax basis over book value of property and equipment	30,441	42,946
Excess of tax basis over book value of intangible assets	435,541	431,513
Stock-based compensation	3,396,235	3,097,308
Accrued employee compensation	186,791	352,032
Captialized equity costs	75,471	75,471
Inventory reserve	30,943	36,811
	26,671,839	24,332,103
Valuation allowance	(26,671,839)	(24,332,103)
Net deferred tax assets	$-	$-

The Company’s ability to use its net operating loss carryforwards could be limited and subject to annual limitations. In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its net operating loss carryforwards accumulated to date to reduce future taxable income and tax liabilities. Additionally, because United States tax laws limit the time during which net operating loss carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its net operating loss carryforwards for federal income tax purposes.

The federal net operating loss carryforwards at December 31, 2013 will expire as follows:

Years ending December 31,	Amount

2025	$1,376,740
2026	7,291,084
2027	12,280,771
2028	6,922,963
2029	4,816,700
2030	7,667,557
2031	8,816,976
2032	4,768,716
2033	5,357,637
Total	$59,299,144